MATERIAL RELATED PARTY TRANSACTIONS (Detail Textuals)	1 Months Ended	12 Months Ended
	May 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Amount of interest expense generated from borrowings		¥ 610,405	¥ 8,714,000
Total interest expense		¥ 1,943,059,522	1,409,905,685	¥ 442,661,324
Fanhua Inc. and its subsidiaries
Related Party Transaction [Line Items]
Percentage of equity interests owns of CISG Holdings Limited		100.00%
Fanhua Inc. and its subsidiaries | Jinghua Structure Fund 27
Related Party Transaction [Line Items]
Valid term of contract	10 years
Senior units	¥ 115,000,000
Intermediate units	23,000,000
Subordinated units	¥ 15,350,000
Total interest expense		¥ 6,308,306
Fanhua Inc. and its subsidiaries | Short-term debt
Related Party Transaction [Line Items]
Loan granted			¥ 460,000,000
Interest rate			7.30%
Amount of interest expense generated from borrowings			¥ 8,714,000
Fanhua Inc. and its subsidiaries | Revolving loan
Related Party Transaction [Line Items]
Loan granted					¥ 317,990,000	$ 50,000,000
Interest rate					7.30%	7.30%
Principal amount of revolving loan outstanding
Principals and interests payable				¥ 32,494,914
Mr. Zhai Bin
Related Party Transaction [Line Items]
Interest rate			0.02%
Loan agreement as lender			¥ 5,010,800